Commitments and contingencies - Schedule of Prepayments of Flight Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Prepayments on Flight Equipment [Roll Forward]
Prepayments on flight equipment at beginning of period	$ 3,806,602	$ 4,586,848
Prepayments and additions during the period, net	1,463,929	244,937
Interest paid and capitalized during the period, net	125,944	104,191
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,820,288)	(1,129,374)
Prepayments on flight equipment at end of period	$ 3,576,187	$ 3,806,602